Share Capital (Details)			12 Months Ended
	Jul. 29, 2022 USD ($) shares	Feb. 28, 2021 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 $ / shares ¥ / shares shares	Dec. 31, 2022 USD ($) shares	Jul. 26, 2022 USD ($) $ / shares	Mar. 29, 2022 USD ($) shares	Mar. 29, 2022 CNY (¥) shares
Share Capital [Line Items]
Ordinary shares issued	26,666,667				74,289,797		6,000,000	6,000,000
Total for professional fees and development costs (in Dollars) | $					$ 16,325,559
Direct offerings (in Dollars) | $						$ 8,000,000
Ordinary price per share (in Dollars per share) | $ / shares		$ 8,373,289	$ 1.95	$ 1.95		$ 0.3
Net proceeds from offerings (in Dollars) | $	$ 7,420,000
Purchase of warrant			26,666,667
Exercise price (in Dollars per share) | $ / shares			$ 0.41	$ 0.41
Purchase price							$ 1,745,427	¥ 12,156,200
Percentage of equity interest							100.00%	100.00%
Stock based compensation (in Dollars) | $		$ 1,172,260	$ 3,557,973
Common stock, shares issued			2,439,727	2,439,727	2,052,078
Common stock, shares outstanding			2,439,727	2,439,727	2,052,078
Preferred stock, shares issued			10,417	10,417	10,417
Preferred stock, shares outstanding			10,417	10,417	10,417
Votes at a meeting of the members			399
Description of 2018 omnibus equity plan			Such conversion shall be deemed to have been made immediately prior to the close of business on the date of such surrender of the certificate(s) for the Series A Preferred Shares to be converted, and the person or persons entitled to receive the Ordinary Shares issuable upon such conversion shall be treated for all purposes as the record holder(s) of such Ordinary Shares on such date. The directors may effect conversion in any matter permitted by law including, without prejudice to the generality of the foregoing, repurchasing or redeeming the relevant Series A Preferred Shares and applying the proceeds towards the issue of the relevant number of new Ordinary Shares. The provisions of clause 8(3)(e) of our memorandum of association shall not apply to the Ordinary Shares so converted; and(e) the right, at such holder’s sole discretion, to require the redemption or repurchase by our company of all or any portion of the holder’s Series A Preferred Shares (the “Purchased Shares”) in cash at a Repurchase Price defined below upon the following events: (1) six (6) months after the closing date as defined in the share subscription agreement entered into between our company and Geely Technology dated 13 November 2019 (the “Share Subscription Agreement”); (2) the proposed acquisition of eMapgo Technologies (Beijing) Co., Ltd. (the “Proposed Acquisition”) by our company is terminated; (3) our company breaches the Share Subscription Agreement; or (4) within six (6) months from the closing date as defined in the Share Subscription Agreement provided that our company has sufficient funds after completing the Proposed Acquisition by our company. The repurchase price for each Series A Preferred Shares shall be the higher of (i) US$1.95 per share; or (ii) the US dollars equivalent to RMB13.7648 per share (the “Repurchase Price”), where the exchange rate shall be the central parity rate between RMB and USD published by the People’s Bank of China the day before Geely Technology issues the repurchase notice, plus an eight percent (8%) annual simple interest rate basis calculated from the date such Repurchase Price was fully paid until the date of full payment of the Repurchase Price, which shall be made in a lump sum on the date of the payment of the Repurchase Price, plus all declared but unpaid dividends with respect to the Series A Preferred Shares. Before any holder of Series A Preferred Shares shall be entitled to require the redemption or repurchase by our company of all or any portion of the holder’s Series A Preferred Shares, he shall surrender the certificate(s) for his Series A Preferred Shares at the office of our company and shall give written notice to our company (the “Redemption Notice”) at such office that he elects to require the redemption or repurchase by our company of the same.
US per share (in Dollars per share) | $ / shares			$ 1.95
Equivalent per share (in Yuan Renminbi per share) | ¥ / shares				$ 13.7648
Annual simple interest rate, percentage			8.00%
Ordinary Shares [Member]
Share Capital [Line Items]
Common stock, shares issued			2,439,727	2,439,727	2,439,727
Common stock, shares outstanding			2,052,078	2,052,078	2,052,078
Series A Preferred Stock [Member]
Share Capital [Line Items]
Preferred stock, shares issued			21,794,872	21,794,872
Preferred stock, shares outstanding			90,812	90,812	90,812
Preferred Stock [Member] | Series A Preferred Stock [Member]
Share Capital [Line Items]
Preferred stock, shares issued			10,417	10,417	10,417
2018 Omnibus Equity Plan [Member]
Share Capital [Line Items]
Ordinary shares issued			2,822,050	2,822,050	2,822,050